Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

13.  Leases

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Operating leases:
Right-of-use assets - operating lease	12,797,158	12,958,244
Current portion of operating lease liabilities	1,945,987	2,644,228
Non-current operating lease liabilities	11,260,735	11,110,807
Total operating lease liabilities	13,206,722	13,755,035
Finance leases:
Right-of-use assets - finance lease	63,635	2,518,443
Current portion of finance lease liabilities	13,498	155,380
Non-current finance lease liabilities	35,145	1,709,800
Total finance lease liabilities	48,643	1,865,180

Supplemental cash flow information related to leases where we are the lessee is as follows:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Operating cash outflows from operating leases	1,089,512	888,543
Operating cash outflows from finance leases (interest payments)	1,222	1,782
Financing cash outflows from finance leases	11,586	13,653
Right-of-use assets obtained in exchange for lease liabilities	1,201,985	2,973,052